Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation

The Company's board of directors participates in various stock option and purchase plans and incentive compensation plans. Certain key employees, officers, directors and others are eligible to receive stock awards. Awards that may be granted under the plan include stock options, incentive stock options, cash-settled stock appreciation rights, restricted stock units, performance shares and performance units and other awards. Under the current plan, the exercise price of any award granted must be at least equal to the fair market value of common stock on the date of grant. Non-qualified stock options granted to directors expire 5 years from the date of grant. Grants other than non-qualified stock options have term limits set by the board of directors in the applicable agreement. Stock appreciation rights generally expire 7 years from the date of grant. Awards still outstanding under any of the prior plans will continue to be governed by their respective terms.

During the years ended December 31, 2015, 2014 and 2013, compensation expense recognized related to the plan totaled $3 million, $4 million and $5 million, respectively.

Stock Option Plan

The following tables summarize the activity that occurred in the years ended December 31.

	Number of Shares
	December 31,
	2015	2014	2013
Options outstanding, beginning of year	63,598	82,937	93,628
Options canceled, forfeited and expired	(10,314)	(19,339)	(10,691)
Options outstanding, end of year	53,284	63,598	82,937
Options vested or expected to vest, end of year	53,284	63,598	82,937
Options exercisable, end of year	27,197	32,532	43,281

The total intrinsic value of options exercised during the years ended December 31, 2015, 2014 and 2013, was zero. Additionally, there was no aggregate intrinsic value of options outstanding and exercised at December 31, 2015, 2014 and 2013.

	Weighted Average Exercise Price
	December 31,
	2015	2014	2013
Options outstanding, beginning of year	$94.33	$104.26	$143.41
Options canceled, forfeited and expired	168.34	136.97	447.22
Options outstanding, end of year	$80.00	$94.33	$104.26
Options vested or expected to vest, end of year	$80.00	$94.33	$104.26
Options exercisable, end of year	$80.00	$108.01	$126.49

The following information pertains to the stock options issued pursuant to the Prior Plans, but not exercised at December 31, 2015.

	Options Outstanding			Options Exercisable
Range of Grant Price	Number of Options Outstanding at December 31, 2015	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2015	Weighted Average Exercise Price
$80.00	53,284	4.06	$80.00	27,197	$80.00
	53,284			27,197

	Options Vested or Expected to Vest
Range of Grant Price	Number of Options Outstanding at December 31, 2015	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$80.00	53,284	4.06	$80.00
	53,284

At December 31, 2015 and 2014, options available for future grants were 243,331 and 233,017, respectively.

Restricted Stock Units

The Company has issued restricted stock units to officers, directors and certain employees. Restricted stock generally will vest in 1/3 increments on each annual anniversary of the date of grant beginning with the first anniversary subject to service and performance conditions. At December 31, 2015 and 2014, the maximum number of shares of common stock that may be issued were 437,402 shares and 737,861 shares, respectively. The Company incurred expenses of approximately $3 million, $3 million and $1 million with respect to restricted stock units during the years ended December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015 and 2014 restricted stock units had a market value of $9 million and $4 million, respectively.

On October 20, 2015, the Board of the Company approved and adopted the Flagstar Bancorp, Inc. Executive Long-Term Incentive Program ("ExLTIP"). The ExLTIP provides for payouts to certain executives only if the Company stock achieves and sustains a specified market performance (the "Performance Hurdle") within ten years of the grant date. The ExLTIP awards were made in the form of restricted stock units under and subject to the terms of the 2016 Flagstar Bancorp, Inc. Stock and Incentive Plan, which remains subject to shareholder approval. If vested, the restricted stock units would pay out in five installments, subject to a quality review, on the date the Performance Hurdle is attained and on each of the four subsequent annual payout dates.

The following table summarize the activity that occurred in the years ended December 31.

	Shares	Weighted — Average Grant-Date Fair Value per Share
Restricted Stock
Non-vested at December 31, 2012	425,211	$12.70
Granted	113,760	15.06
Vested	(190,949)	17.08
Canceled and forfeited	(60,096)	11.14
Non-vested at December 31, 2013	287,926	$12.01
Granted	279,312	19.27
Vested	(276,548)	14.47
Canceled and forfeited	(56,999)	14.37
Non-vested at December 31, 2014	233,691	$17.21
Granted (1)	1,325,134	16.11
Vested	(152,220)	15.25
Canceled and forfeited	(106,620)	18.46
Non-vested at December 31, 2015	1,299,985	$16.36

(1)	Includes ExLTIP shares of 907,741, which were granted in 2015 and are pending approval at the May 24, 2016 Annual Shareholders Meeting.

Incentive Compensation Plans

The Company had an expense of $30 million, $21 million and $24 million for the years ended December 31, 2015, 2014 and 2013, respectively, for employee incentive plans.